Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Community Trust Bancorp, Inc. is filing this Form 8-K/A as an amendment to its Current Report on Form 8-K filed on January 28, 2021 (the “Original Report”). The Original Report misreported the 2020 Cash Incentive Awarded Under the Long-Term Incentive Compensation Plan, although these payments were properly reported in the financial statements. This Current Report on Form 8-K/A corrects that error and does not amend the Original Report in any other way.
Document Period End Date	Jan. 26, 2021
Entity Registrant Name	Community Trust Bancorp, Inc.
Entity Incorporation, State or Country Code	KY
Entity File Number	001-31220
Entity Tax Identification Number	61-0979818
Entity Address, Address Line One	P.O. Box 2947
Entity Address, Address Line Two	346 North Mayo Trail
Entity Address, City or Town	Pikeville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41502
City Area Code	606
Local Phone Number	432-1414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000350852
Title of 12(b) Security	Common Stock
Trading Symbol	CTBI
Security Exchange Name	NASDAQ